UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

This report on Form N-Q relates solely to the Registrant’s VIP Mid Cap Portfolio series (a “Fund”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2016

VIPMID-QTLY-0516
1.799869.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.4%
Delphi Automotive PLC	488,461	$36,644,344
Gentex Corp.	2,235,492	35,074,869
Johnson Controls, Inc.	370,200	14,426,694
Tenneco, Inc. (a)	177,476	9,141,789
Visteon Corp.	235,822	18,769,073
		114,056,769
Diversified Consumer Services - 0.7%
DeVry, Inc. (b)	128,400	2,217,468
Houghton Mifflin Harcourt Co. (a)	1,852,764	36,944,114
New Oriental Education & Technology Group, Inc. sponsored ADR	290,496	10,048,257
ServiceMaster Global Holdings, Inc. (a)	257,700	9,710,136
		58,919,975
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	29,567	1,358,604
Buffalo Wild Wings, Inc. (a)	89,100	13,197,492
DineEquity, Inc. (b)	687,100	64,195,753
Interval Leisure Group, Inc. (b)	470,600	6,795,464
Jubilant Foodworks Ltd.	75,070	1,446,731
Las Vegas Sands Corp.	618,188	31,947,956
Texas Roadhouse, Inc. Class A	887,500	38,677,250
The Restaurant Group PLC	166,500	938,846
Wyndham Worldwide Corp.	771,100	58,935,173
		217,493,269
Household Durables - 3.5%
Ethan Allen Interiors, Inc.	100,900	3,210,638
Harman International Industries, Inc.	258,705	23,035,093
iRobot Corp. (a)(b)	209,600	7,398,880
Lennar Corp. Class A	1,346,500	65,116,740
Mohawk Industries, Inc. (a)	38,000	7,254,200
NVR, Inc. (a)	39,214	67,934,334
PulteGroup, Inc.	3,400,500	63,623,355
Toll Brothers, Inc. (a)	1,217,900	35,940,229
		273,513,469
Leisure Products - 0.8%
Brunswick Corp.	224,300	10,761,914
Polaris Industries, Inc. (b)	507,402	49,968,949
		60,730,863
Media - 1.7%
AMC Networks, Inc. Class A (a)	384,100	24,943,454
Interpublic Group of Companies, Inc.	2,375,085	54,508,201
John Wiley & Sons, Inc. Class A	18,100	884,909
Lions Gate Entertainment Corp. (b)	1,015,300	22,184,305
MDC Partners, Inc. Class A	67,300	1,588,280
Naspers Ltd. Class N	62,800	8,766,797
News Corp. Class A	791,100	10,102,347
Omnicom Group, Inc.	146,900	12,226,487
		135,204,780
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	442,600	36,496,796
Specialty Retail - 2.5%
AutoZone, Inc. (a)	54,332	43,285,761
CarMax, Inc. (a)	47,400	2,422,140
Dick's Sporting Goods, Inc.	308,600	14,427,050
Foot Locker, Inc.	705,187	45,484,562
GNC Holdings, Inc.	823,000	26,130,250
L Brands, Inc.	141,600	12,433,896
Party City Holdco, Inc. (b)	179,500	2,699,680
Ross Stores, Inc.	13,100	758,490
Select Comfort Corp. (a)	71,400	1,384,446
TJX Companies, Inc.	518,500	40,624,475
Williams-Sonoma, Inc.	183,200	10,028,368
		199,679,118
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	372,700	22,328,457
G-III Apparel Group Ltd. (a)	1,183,266	57,849,875
Kate Spade & Co. (a)	368,800	9,411,776
Page Industries Ltd.	21,178	3,873,092
PVH Corp.	471,900	46,746,414
Ralph Lauren Corp.	116,800	11,243,168
VF Corp.	225,576	14,608,302
		166,061,084

TOTAL CONSUMER DISCRETIONARY		1,262,156,123

CONSUMER STAPLES - 2.0%
Beverages - 0.6%
C&C Group PLC	1,473,293	6,655,547
Dr. Pepper Snapple Group, Inc.	489,025	43,728,616
		50,384,163
Food & Staples Retailing - 0.9%
CVS Health Corp.	386,347	40,075,774
Kroger Co.	532,380	20,363,535
Manitowoc Foodservice, Inc. (a)	882,579	13,009,214
		73,448,523
Food Products - 0.5%
Amplify Snack Brands, Inc.	70,500	1,009,560
Archer Daniels Midland Co.	127,854	4,642,379
Britannia Industries Ltd.	15,000	608,218
Bunge Ltd.	298,888	16,937,983
Ingredion, Inc.	59,405	6,343,860
TreeHouse Foods, Inc. (a)	58,700	5,092,225
		34,634,225

TOTAL CONSUMER STAPLES		158,466,911

ENERGY - 3.0%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	280,381	12,289,099
Dril-Quip, Inc. (a)	478,600	28,984,016
Ensco PLC Class A	107,000	1,109,590
Halliburton Co.	839,200	29,976,224
Nuverra Environmental Solutions, Inc. (a)	470	136
Oceaneering International, Inc.	569,700	18,936,828
		91,295,893
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	398,296	19,440,828
Cimarex Energy Co.	349,652	34,010,650
Columbia Pipeline Group, Inc.	67,721	1,699,797
Energen Corp.	26,603	973,404
EOG Resources, Inc.	50,800	3,687,064
Newfield Exploration Co. (a)	558,100	18,556,825
PDC Energy, Inc. (a)	104,700	6,224,415
SM Energy Co.	112,400	2,106,376
Southwestern Energy Co. (a)(b)	1,499,400	12,100,158
Suncor Energy, Inc.	1,708,700	47,587,048
Western Refining, Inc.	28,400	826,156
		147,212,721

TOTAL ENERGY		238,508,614

FINANCIALS - 18.6%
Banks - 6.0%
Boston Private Financial Holdings, Inc.	1,579,316	18,083,168
CIT Group, Inc.	528,300	16,393,149
Citizens Financial Group, Inc.	31,900	668,305
Comerica, Inc.	787,529	29,823,723
Commerce Bancshares, Inc.	807,849	36,312,813
CVB Financial Corp.	1,142,400	19,934,880
First Citizen Bancshares, Inc.	44,300	11,122,401
First Commonwealth Financial Corp.	1,170,400	10,369,744
First Republic Bank	523,200	34,866,048
Hilltop Holdings, Inc. (a)	389,400	7,351,872
Huntington Bancshares, Inc.	4,738,516	45,205,443
Investors Bancorp, Inc.	2,569,800	29,912,472
Lakeland Financial Corp.	668,946	30,624,348
M&T Bank Corp.	389,800	43,267,800
PacWest Bancorp	558,093	20,733,155
Prosperity Bancshares, Inc.	278,700	12,928,893
Regions Financial Corp.	4,077,900	32,011,515
SunTrust Banks, Inc.	1,050,465	37,900,777
UMB Financial Corp.	748,800	38,660,544
Valley National Bancorp	266,400	2,541,456
		478,712,506
Capital Markets - 2.4%
Ameriprise Financial, Inc.	225,013	21,153,472
Diamond Hill Investment Group, Inc.	8,900	1,578,504
E*TRADE Financial Corp. (a)	59,600	1,459,604
Franklin Resources, Inc.	442,000	17,260,100
Greenhill & Co., Inc.	235,500	5,228,100
Invesco Ltd.	1,748,100	53,789,037
Lazard Ltd. Class A	589,645	22,878,226
Legg Mason, Inc.	240,500	8,340,540
Raymond James Financial, Inc.	817,095	38,901,893
Stifel Financial Corp. (a)	614,400	18,186,240
		188,775,716
Consumer Finance - 1.7%
American Express Co.	11,089	680,865
Capital One Financial Corp.	481,000	33,338,110
Discover Financial Services	245,600	12,505,952
Navient Corp.	74,800	895,356
OneMain Holdings, Inc. (a)	643,700	17,656,691
SLM Corp. (a)	9,000,346	57,242,201
Synchrony Financial (a)	373,500	10,704,510
		133,023,685
Diversified Financial Services - 1.3%
CRISIL Ltd.	84,555	2,295,766
McGraw Hill Financial, Inc.	846,730	83,809,335
Moody's Corp.	167,900	16,212,424
		102,317,525
Insurance - 4.2%
AFLAC, Inc.	672,800	42,480,592
Bajaj Finserv Ltd.	58,922	1,521,718
Brown & Brown, Inc.	31,900	1,142,020
Chubb Ltd.	120,839	14,397,967
First American Financial Corp.	1,479,900	56,398,989
FNF Group	22,700	769,530
Hiscox Ltd.	1,760,076	24,495,440
Marsh & McLennan Companies, Inc.	710,584	43,196,401
Primerica, Inc.	539,120	24,007,014
Principal Financial Group, Inc.	1,065,800	42,045,810
Progressive Corp.	517,300	18,177,922
Reinsurance Group of America, Inc.	646,158	62,192,708
The Travelers Companies, Inc.	9,000	1,050,390
		331,876,501
Real Estate Investment Trusts - 0.6%
Ladder Capital Corp. Class A	1,628,076	20,269,546
Mid-America Apartment Communities, Inc.	121,300	12,398,073
Store Capital Corp.	378,291	9,790,171
VEREIT, Inc.	754,400	6,691,528
		49,149,318
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	2,163,423	62,349,851
Jones Lang LaSalle, Inc.	452,915	53,135,988
Realogy Holdings Corp. (a)	21,900	790,809
		116,276,648
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	427,862	5,857,431
Essent Group Ltd. (a)	2,906,300	60,451,040
Housing Development Finance Corp. Ltd.	349,130	5,825,947
		72,134,418

TOTAL FINANCIALS		1,472,266,317

HEALTH CARE - 12.9%
Biotechnology - 0.9%
Amgen, Inc.	32,700	4,902,711
Biogen, Inc. (a)	54,800	14,265,536
BioMarin Pharmaceutical, Inc. (a)	108,300	8,932,584
Medivation, Inc. (a)	19,900	915,002
Seattle Genetics, Inc. (a)	241,154	8,462,094
United Therapeutics Corp. (a)	316,400	35,256,452
		72,734,379
Health Care Equipment & Supplies - 5.4%
Alere, Inc. (a)	115,200	5,830,272
Becton, Dickinson & Co.	178,800	27,145,416
Boston Scientific Corp. (a)	4,152,503	78,108,581
Dentsply Sirona, Inc.	764,700	47,128,461
Hologic, Inc. (a)	1,496,524	51,630,078
Medtronic PLC	81,200	6,090,000
Olympus Corp.	417,100	16,214,070
ResMed, Inc.	354,548	20,499,965
St. Jude Medical, Inc.	103,700	5,703,500
Steris PLC	950,100	67,504,605
The Cooper Companies, Inc.	199,083	30,652,810
Zimmer Biomet Holdings, Inc.	631,500	67,336,845
		423,844,603
Health Care Providers & Services - 3.3%
AmSurg Corp. (a)	92,600	6,907,960
Cardinal Health, Inc.	873,347	71,570,787
Cigna Corp.	97,500	13,380,900
Community Health Systems, Inc. (a)	182,100	3,370,671
DaVita HealthCare Partners, Inc. (a)	722,700	53,031,726
HCA Holdings, Inc. (a)	324,735	25,345,567
Laboratory Corp. of America Holdings (a)	337,000	39,472,810
McKesson Corp.	220,850	34,728,663
Surgical Care Affiliates, Inc. (a)	103,100	4,771,468
Universal Health Services, Inc. Class B	49,900	6,223,528
VCA, Inc. (a)	14,300	824,967
		259,629,047
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	828,606	33,019,949
Bruker Corp.	616,800	17,270,400
Thermo Fisher Scientific, Inc.	322,463	45,657,536
		95,947,885
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	569,600	15,191,232
Endo International PLC (a)	978,800	27,553,220
Horizon Pharma PLC (a)	165,870	2,748,466
Jazz Pharmaceuticals PLC (a)	515,871	67,346,959
Pacira Pharmaceuticals, Inc.(a)	229,700	12,169,506
Teva Pharmaceutical Industries Ltd. sponsored ADR	754,056	40,349,537
		165,358,920

TOTAL HEALTH CARE		1,017,514,834

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	427,148	32,322,289
Esterline Technologies Corp. (a)	238,248	15,264,549
Huntington Ingalls Industries, Inc.	231,200	31,660,528
Rockwell Collins, Inc.	430,483	39,694,837
Textron, Inc.	1,733,881	63,217,301
		182,159,504
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	325,400	24,154,442
FedEx Corp.	348,811	56,758,526
		80,912,968
Airlines - 1.5%
Allegiant Travel Co.	52,200	9,294,732
Copa Holdings SA Class A	67,400	4,566,350
Southwest Airlines Co.	765,700	34,303,360
Spirit Airlines, Inc. (a)	1,456,013	69,859,504
		118,023,946
Building Products - 0.6%
A.O. Smith Corp.	207,800	15,857,218
Lennox International, Inc.	218,757	29,573,759
		45,430,977
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	111,100	4,529,547
G&K Services, Inc. Class A	203,000	14,869,750
Herman Miller, Inc.	276,100	8,528,729
HNI Corp.	188,677	7,390,478
KAR Auction Services, Inc.	321,282	12,253,695
Knoll, Inc.	1,026,700	22,228,055
Matthews International Corp. Class A	34,044	1,752,245
Multi-Color Corp.	36,000	1,920,600
Republic Services, Inc.	301,213	14,352,799
		87,825,898
Construction & Engineering - 1.1%
EMCOR Group, Inc.	889,207	43,215,460
Jacobs Engineering Group, Inc. (a)	755,055	32,882,645
Quanta Services, Inc. (a)	360,371	8,129,970
		84,228,075
Electrical Equipment - 0.1%
AMETEK, Inc.	200,800	10,035,984
Rockwell Automation, Inc.	8,100	921,375
		10,957,359
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	227,486	41,577,616
Machinery - 3.8%
AGCO Corp.	661,700	32,886,490
Colfax Corp. (a)	783,400	22,397,406
Cummins, Inc.	20,675	2,273,010
Deere & Co. (b)	356,600	27,454,634
IDEX Corp.	17,500	1,450,400
Ingersoll-Rand PLC	622,445	38,597,814
Manitowoc Co., Inc. (b)	882,579	3,821,567
Mueller Industries, Inc.	719,904	21,179,576
Rexnord Corp. (a)	3,596,334	72,717,873
Stanley Black & Decker, Inc.	74,400	7,827,624
Valmont Industries, Inc.	141,881	17,570,543
Wabtec Corp.	139,160	11,033,996
Woodward, Inc.	527,107	27,420,106
Xylem, Inc.	335,100	13,705,590
		300,336,629
Professional Services - 0.7%
CEB, Inc.	224,600	14,538,358
Dun & Bradstreet Corp.	409,005	42,160,235
		56,698,593
Road & Rail - 0.8%
ArcBest Corp.	30,140	650,723
CSX Corp.	193,000	4,969,750
J.B. Hunt Transport Services, Inc.	52,500	4,422,600
Old Dominion Freight Lines, Inc. (a)	247,400	17,223,988
Saia, Inc. (a)	741,205	20,864,921
Swift Transporation Co. (a)(b)	588,178	10,957,756
		59,089,738
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	1,018,894	32,726,875
Misumi Group, Inc.	775,200	11,096,425
WESCO International, Inc. (a)	111,400	6,090,238
		49,913,538

TOTAL INDUSTRIALS		1,117,154,841

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	779,903	8,251,374
CommScope Holding Co., Inc. (a)	1,165,390	32,537,689
F5 Networks, Inc. (a)	432,954	45,828,181
Harris Corp.	8,500	661,810
		87,279,054
Electronic Equipment & Components - 4.6%
Amphenol Corp. Class A	52,000	3,006,640
Arrow Electronics, Inc. (a)	578,180	37,240,574
Avnet, Inc.	746,730	33,080,139
Belden, Inc.	903,200	55,438,416
CDW Corp.	1,817,401	75,422,142
IPG Photonics Corp. (a)	315,200	30,284,416
Jabil Circuit, Inc.	260,900	5,027,543
Keysight Technologies, Inc. (a)	394,353	10,939,352
Littelfuse, Inc.	29,500	3,631,745
Methode Electronics, Inc. Class A	529,000	15,467,960
TE Connectivity Ltd.	708,366	43,862,023
Trimble Navigation Ltd. (a)	1,613,500	40,014,800
Zebra Technologies Corp. Class A (a)	155,100	10,701,900
		364,117,650
Internet Software & Services - 0.7%
Alphabet, Inc. Class C	56,602	42,165,660
Tencent Holdings Ltd.	549,000	11,223,958
		53,389,618
IT Services - 9.7%
Alliance Data Systems Corp. (a)	192,190	42,281,800
Blackhawk Network Holdings, Inc. (a)	1,492,994	51,209,694
Broadridge Financial Solutions, Inc.	311,203	18,457,450
Euronet Worldwide, Inc. (a)	929,777	68,905,773
EVERTEC, Inc.	753,493	10,533,832
Fidelity National Information Services, Inc.	882,477	55,869,619
Fiserv, Inc. (a)	377,214	38,694,612
FleetCor Technologies, Inc. (a)	387,240	57,601,950
Genpact Ltd. (a)	2,849,288	77,472,141
Global Payments, Inc.	1,857,676	121,306,239
Maximus, Inc.	410,200	21,592,928
Syntel, Inc. (a)	37,216	1,858,195
The Western Union Co.	1,683,248	32,469,854
Total System Services, Inc.	1,562,310	74,334,710
Vantiv, Inc. (a)	593,200	31,961,616
Visa, Inc. Class A	415,700	31,792,736
Xerox Corp.	2,686,149	29,977,423
		766,320,572
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	58,400	3,456,696
Atmel Corp.	1,777,633	14,434,380
Cree, Inc. (a)	796,800	23,186,880
Intersil Corp. Class A	658,608	8,805,589
Maxim Integrated Products, Inc.	606,300	22,299,714
Microchip Technology, Inc.	101,875	4,910,375
NVIDIA Corp.	1,467,033	52,270,386
NXP Semiconductors NV (a)	755,743	61,268,085
Qorvo, Inc. (a)	73,300	3,695,053
Semtech Corp. (a)	413,361	9,089,808
		203,416,966
Software - 3.4%
Activision Blizzard, Inc.	1,350,700	45,707,688
Cadence Design Systems, Inc. (a)	1,394,400	32,879,952
Electronic Arts, Inc. (a)	1,190,690	78,716,516
Fair Isaac Corp.	329,800	34,988,482
Intuit, Inc.	192,997	20,073,618
Parametric Technology Corp. (a)	884,741	29,338,012
Symantec Corp.	140,700	2,586,066
Synopsys, Inc. (a)	432,549	20,952,674
		265,243,008
Technology Hardware, Storage & Peripherals - 1.1%
EMC Corp.	1,075,239	28,655,119
NEC Corp.	1,673,000	4,206,842
SanDisk Corp.	418,600	31,847,088
Western Digital Corp.	516,200	24,385,288
		89,094,337

TOTAL INFORMATION TECHNOLOGY		1,828,861,205

MATERIALS - 3.3%
Chemicals - 2.3%
Albemarle Corp. U.S.	884,006	56,514,504
Ashland, Inc.	86,126	9,470,415
Eastman Chemical Co.	541,400	39,105,322
Ferro Corp. (a)	1,648,609	19,568,989
Innospec, Inc.	15,400	667,744
PolyOne Corp.	928,460	28,085,915
PPG Industries, Inc.	99,900	11,137,851
Praxair, Inc.	104,100	11,914,245
W.R. Grace & Co. (a)	14,600	1,039,228
		177,504,213
Containers & Packaging - 0.5%
Aptargroup, Inc.	189,630	14,868,888
WestRock Co.	562,600	21,958,278
		36,827,166
Metals & Mining - 0.3%
B2Gold Corp. (a)	8,111,000	13,489,709
New Gold, Inc. (a)	2,039,120	7,614,808
Randgold Resources Ltd. sponsored ADR	65,100	5,911,731
		27,016,248
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	915,264	18,964,270

TOTAL MATERIALS		260,311,897

UTILITIES - 0.8%
Electric Utilities - 0.6%
Exelon Corp.	1,090,400	39,101,744
OGE Energy Corp.	295,000	8,445,850
		47,547,594
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	171,700	2,604,689
Dynegy, Inc. (a)	341,500	4,907,355
		7,512,044
Multi-Utilities - 0.1%
CMS Energy Corp.	160,519	6,812,426
NiSource, Inc.	67,721	1,595,507
		8,407,933

TOTAL UTILITIES		63,467,571

TOTAL COMMON STOCKS
(Cost $6,741,601,382)		7,418,708,313

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	9,937,972

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.39% (c)	490,322,079	490,322,079
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	88,914,790	88,914,790
TOTAL MONEY MARKET FUNDS
(Cost $579,236,869)		579,236,869
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $7,329,196,951)		8,007,883,154
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(101,317,020)
NET ASSETS - 100%		$7,906,566,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,159
Fidelity Securities Lending Cash Central Fund	181,186
Total	$372,345

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,262,156,123	$1,262,156,123	$--	$--
Consumer Staples	158,466,911	158,466,911	--	--
Energy	238,508,614	238,508,614	--	--
Financials	1,482,204,289	1,482,204,289	--	--
Health Care	1,017,514,834	1,017,514,834	--	--
Industrials	1,117,154,841	1,117,154,841	--	--
Information Technology	1,828,861,205	1,817,637,247	11,223,958	--
Materials	260,311,897	260,311,897	--	--
Utilities	63,467,571	63,467,571	--	--
Money Market Funds	579,236,869	579,236,869	--	--
Total Investments in Securities:	$8,007,883,154	$7,996,659,196	$11,223,958	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $7,347,940,958. Net unrealized appreciation aggregated $659,942,196, of which $1,284,708,601 related to appreciated investment securities and $624,766,405 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2016